Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure of Trade Receivables	10.1 Trade receivables

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
Trade receivables	3,513	5,787
Valuation allowance	(554)	(616)

Total net value of trade receivables	2,959	5,171

Disclosure of Subsidies Receivables	10.2 Subsidies receivables

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
Research tax credit	9,140	10,703

Total subsidies receivables	9,140	10,703

Disclosure of Other Current Assets
10.3 Other current assets

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
VAT receivables	3,044	3,093
Prepaid expenses and other prepayments	11,829	14,113
Tax and social receivables	150	227
Deferred expenses and other current assets	594	12,210

Total other current assets	15,617	29,643